Fair value measurement (Details 3) ¥ in Millions, $ in Millions	12 Months Ended						24 Months Ended	36 Months Ended	60 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2023 CNY (¥)
Investment securities
Unrealized gain/(loss) of the investment securities	¥ (379)		¥ (4,304)	¥ (9,344)
Accumulated Impairment of Measurement Alternative	5,132		2,610				¥ 5,132		¥ 5,132
Gain (loss) from changes in fair value of product	¥ 2,092		¥ 1,921
Investment, Type [Extensible Enumeration]	Wealth Management Product [Member]		Wealth Management Product [Member]				Wealth Management Product [Member]		Wealth Management Product [Member]
Description of impairment indicators	When impairment indicators are identified, the Group evaluates the impairment by comparing the carrying value of the asset or the asset group with its fair value.	When impairment indicators are identified, the Group evaluates the impairment by comparing the carrying value of the asset or the asset group with its fair value.
Impairment of long-lived assets	¥ 2,025	$ 285
Other Noncurrent Assets [Member]
Investment securities
Gain (loss) from changes in fair value of product	¥ (25)		¥ (137)
Investment, Type [Extensible Enumeration]	Wealth Management Product [Member]		Wealth Management Product [Member]				Wealth Management Product [Member]		Wealth Management Product [Member]
China Unicom
Investment securities
Total consideration for the investment						¥ 5,000
Percentage of disposal			15.20%
Unrealized gain/(loss) of the investment securities			¥ 341	(388)
Realized gain (loss) of investment securities							¥ (1,243)
Vipshop
Investment securities
Total consideration for the investment								¥ 3,917
Unrealized gain/(loss) of the investment securities				(6,560)
Realized gain (loss) of investment securities			¥ (839)
ESR cayman limited
Investment securities
Total consideration for the investment					¥ 1,952
Percentage of disposal			6.30%
Unrealized gain/(loss) of the investment securities			¥ (1,722)	(396)
Realized gain (loss) of investment securities									¥ 715
Significant Other Observable Inputs (Level 2)
Investment securities
Unsecured senior notes	¥ 9,445		9,045				9,445		9,445
Fair value of held to maturity debt securities	4,476		4,725				4,476		4,476
Significant Other Observable Inputs (Level 2) | Other Assets [Member]
Investment securities
Fair value of held to maturity debt securities	7,836						7,836		7,836
Significant Unobservable Inputs (Level 3) | Nonrecurring basis | Others, net
Investment securities
Impairment of investments	2,856		504	¥ 119
Time deposits | Significant Other Observable Inputs (Level 2)
Investment securities
Time deposits	59,452		86,780				59,452		59,452
Other Assets, Fair Value Disclosure	¥ 67,426		¥ 100				¥ 67,426		¥ 67,426